Deposits and Subordinated Debt - Summary of Deposits Payable on a Fixed (Details) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 426,613
Deposits More Than One Hundred Thousand Dollar
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	376,647	$ 376,262
Canada
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	298,403
Canada | Deposits More Than One Hundred Thousand Dollar
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	255,381	259,670
United States
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	71,443
United States | Deposits More Than One Hundred Thousand Dollar
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	64,499	69,206
Other
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	56,767
Other | Deposits More Than One Hundred Thousand Dollar
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 56,767	$ 47,386